EMPLOYEE BENEFIT PLANS (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014
DEFINED CONTRIBUTION PLANS
Total defined contribution expense	$ 14	$ 14	$ 14
SUPPLEMENTAL SALARY DEFERRAL PLAN AND SUPPLEMENTAL EXECUTIVE RETIREMENT PLAN
Maximum percentage of salary which participant can defer under Huntsman supplemental deferral plan	75.00%
Carrying amount of assets included in other noncurrent assets	21	14
Deferred compensation expense	$ 1	$ 1	$ 1
STOCK-BASED INCENTIVE PLAN
Authorized number of shares to be granted under the Stock Incentive Plan	32.6			32.6
Money purchase pension plan
DEFINED CONTRIBUTION PLANS
Employer contribution limit (as a percent of compensation)	8.00%
Salary deferral plan
DEFINED CONTRIBUTION PLANS
Employer contribution limit (as a percent of compensation)	2.00%
Employer matching contribution as a percentage of employee's contribution	50.00%
Salary deferral plan for new hires
DEFINED CONTRIBUTION PLANS
Employer contribution limit (as a percent of compensation)	4.00%
Employer matching contribution as a percentage of employee's contribution	100.00%
Period of service, to be achieved by the employees, to receive additional matching percentage	6 years